PRIVATE PLACEMENT (Details Narrative) - Globis Acquisition Corp [Member] - USD ($)					4 Months Ended	9 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Dec. 07, 2020	Sep. 01, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share	$ 10.10
Globis SPAC LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				2,875,000
Stock Issued During Period, Value, New Issues				$ 25,000
Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		172,500	172,500
Stock Issued During Period, Value, New Issues		$ 1,500	$ 1,500
Private Warrants [Member] | Globis SPAC LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					3,688,889	3,688,889
Shares Issued, Price Per Share					$ 0.75	$ 0.75
Stock Issued During Period, Value, New Issues					$ 2,766,667	$ 2,766,667
Private Warrants [Member] | Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					500,000	500,000
Shares Issued, Price Per Share					$ 0.75	$ 0.75
Stock Issued During Period, Value, New Issues					$ 375,000	$ 375,000
Placement Units [Member] | Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					100,833	100,833
Stock Issued During Period, Value, New Issues					$ 1,008,333	$ 1,008,333
Sale of Stock, Price Per Share					$ 11.50	$ 11.50	$ 11.50
Private Securities [Member] | Globis SPAC LLC and Up and Up Capital, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	100,833
Shares Issued, Price Per Share	$ 10.00